Segment information (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Colombia [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage	93.00%	82.00%	61.00%
Chile [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage	3.00%	15.50%	8.00%
Brazil [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage	0.00%	0.50%	4.00%
Argentina [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage	0.00%	1.00%	15.00%
Peru [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage	0.00%	0.50%	11.50%
Ecuador [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage	4.00%	0.50%	0.50%